Income Tax (Details) - Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of Deferred Tax Liabilities Asset Net [Abstract]
Opening balance	$ (374,613)	$ (1,407,020)
Tax expense during the period recognised in profit & loss	(131,677)	(135,640)
Exchange rate difference	(6,134)	(37,613)
Tax expenses during the period recognised in other comprehensive income	39,771	(72,663)
Temporary timing differences	31,066	(9,929)
Reversed on deconsolidation of a subsidiary	(146,715)	(1,510,767)
Acquired in business combination		(295,177)
Total deferred tax (liabilities)/assets net	$ (424,268)	$ (374,613)